Intangible Assets (Details) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2022
Disclosure Of Intangible Assets Text Block [Abstract]
Total impairment			$ 4,739,286
Impairment			4,339,366
Impairment supplier relationship			399,920
Product development costs	$ 846,242		$ 846,242	$ 339,828
Purchased two patents valued		$ 122,717
Supplier relationship valued	$ 399,920	$ 399,920
Estimated useful life		4 years